Fair value (Tables)	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis by Level of the Fair Value Hierarchy
Fair value hierarchy
The following table sets out the fair values of financial instruments by the level of the fair value hierarchy into which each fair value measurement is categorized. It does not include fair value information for cash and cash equivalents, receivables, and payables, whose carrying amounts are a reasonable approximation of fair value, or for lease liabilities.

	2025

Fair value hierarchy	Level I	Level II	Level III	Total

Shares	5	-	5	10

Debt securities	4,165	42,717	528	47,411

Money market and other short-term investments	2,102	207	-	2,308

Other investments at fair value	-	27	1	28

Total financial assets measured at FVOCI	6,272	42,951	533	49,757

Shares	179	30	54	263

Debt securities	253	2,075	110	2,438

Money market and other short-term investments	1,708	160	-	1,868

Loans	-	-	82	82

Other investments at fair value	18	716	3,987	4,721

Derivatives	14	464	8	485

Investments in real estate	-	-	42	42

Investments in real estate for policyholders	-	-	437	437

Investments - Policyholder risk	89,715	125,710	389	215,814

Total financial assets measured at FVPL	91,886	129,156	5,109	226,151

Real estate held for own use (revalued amount)	-	-	56	56

Total financial assets measured at fair value	98,158	172,107	5,699	275,964

Investment contracts without DPF - Policyholder risk	-	85,161	-	85,161

Derivatives	50	1,419	-	1,469

Total financial liabilities measured at fair value	50	86,580	-	86,630

	2024

Fair value hierarchy	Level I	Level II	Level III	Total

Shares	34	-	4	39

Debt securities	5,170	46,242	799	52,211

Money market and other short-term investments	2,388	47	-	2,435

Other investments at fair value	-	31	-	31

Total financial assets measured at FVOCI	7,592	46,320	803	54,715

Shares	163	30	86	279

Debt securities	308	1,970	107	2,385

Money market and other short-term investments	1,961	135	-	2,096

Loans	-	-	82	82

Other investments at fair value	1	718	4,457	5,176

Derivatives	30	732	9	771

Investments in real estate	-	-	57	57

Investments in real estate for policyholders	-	-	457	457

Investments - Policyholder risk	97,682	119,829	312	217,824

Total financial assets measured at FVPL	100,146	123,414	5,567	229,127

Real estate held for own use (revalued amount)	-	-	66	66

Total financial assets measured at fair value	107,738	169,734	6,436	283,908

Investment contracts without DPF - Policyholder risk	-	79,078	-	79,078

Derivatives	53	2,382	-	2,435

Total financial liabilities measured at fair value	53	81,460	-	81,513

Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis	The table below shows significant transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis. There was no transfer between Level I and Level II during 2025.

	2025		2024

	Level I to Level II	Level II to Level I	Level I to Level II	Level II to Level I

Debt securities	-	-	308	261

Money market and other short-term investments	-	-	48	-

Total financial assets measured at FVOCI	-	-	356	261

Debt securities	-	-	11	4

Total financial assets measured at FVPL	-	-	11	4

Total financial assets measured at fair value	-	-	367	265

Disclosures of Changes in Level 3 Assets
Movements in Level III financial instruments measured at fair value
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

	On January 1, 2025	Disposal of a business	Total gains / (losses) in income statement 1	Total gains / (losses) in OCI 2	Purch- ases	Sales	Settle- ments	Net ex- change difference	Reclas- sification	Trans- fers from levels I and II	Trans- fers to levels I and II	On December 31, 2025	Total URGL for the period 3
Shares	4	-	-	-	-	-	-	-	-	-	-	5	-
Debt securities	799	-	7	5	124	(82)	(86)	(84)	-	71	(226)	528	-
Other	-	-	-	(1)	1	-	-	-	-	-	-	1	-
Total FVOCI	803	-	7	5	125	(83)	(86)	(84)	-	71	(226)	533	-
Shares	86	-	7	-	17	(46)	-	(9)	-	-	-	54	7
Debt securities	107	-	-	-	2	(1)	(5)	(13)	-	23	(2)	110	-
Loans	82	-	4	-	12	(5)	-	(10)	-	-	-	82	3
Other investments	4,457	-	(9)	-	463	(400)	-	(525)	-	-	-	3,987	16
Derivatives	9	-	-	-	-	(1)	-	-	-	-	-	8	(1)
Investments in real estate	57	-	10	-	-	(23)	-	(4)	1	-	-	42	13
Investments in real estate for policyholders	457	-	8	-	12	(16)	-	(24)	-	-	-	437	19
Investments -
Policyholder risk	312	(14)	(36)	-	320	(38)	-	(28)	-	-	(127)	389	1
Total FVPL	5,567	(14)	(17)	-	827	(530)	(5)	(614)	1	23	(129)	5,109	57
Real estate held for own use	66	-	-	1	(1)	(1)	-	(7)	(1)	-	-	56	-
Total financial assets	6,436	(14)	(10)	6	952	(614)	(91)	(706)	-	93	(355)	5,699	57

	On January 1, 2024	Total gains / (losses) in income statement 1	Total gains / (losses) in OCI 2	Purch- ases	Sales	Settle- ments	Net ex- change difference	Reclas- sification	Trans- fers from levels I and II	Trans- fers to levels I and II	On December 31, 2024	Total URGL for the period 3
Shares	4	-	-	-	-	-	-	-	-	-	4	-
Debt securities	516	9	(27)	218	(126)	(41)	44	-	301	(96)	799	-
Money markets and other short-term investments	9	-	(9)	-	-	-	-	-	-	-	-	-
Total FVOCI	530	9	(36)	218	(126)	(41)	44	-	301	(96)	803	-
Shares	94	(3)	-	16	(27)	-	6	-	-	-	86	(5)
Debt securities	86	(19)	-	18	(14)	(5)	6	-	53	(18)	107	(18)
Loans	-	-	-	12	(1)	-	4	68	-	-	82	-
Other investments	4,237	(175)	-	505	(323)	-	280	(68)	-	-	4,457	(206)
Derivatives	8	1	-	-	(1)	-	-	-	-	-	9	1
Investments in real estate	55	1	-	1	(2)	-	3	-	-	-	57	-
Investments in real estate for policyholders	433	9	-	26	(32)	-	21	-	-	-	457	59
Investments - Policyholder risk	342	3	-	62	(112)	-	18	-	-	-	312	1
Total FVPL	5,255	(183)	-	638	(511)	(5)	338	-	53	(18)	5,567	(169)
Real estate held for own use	64	(1)	(1)	-	(1)	-	4	-	-	-	66	(1)
Total financial assets	5,849	(174)	(37)	857	(638)	(45)	385	-	354	(114)	6,436	(169)
Derivatives	6	(6)	-	-	-	-	-	-	-	-	-	-
Total financial liabilities	6	(6)	-	-	-	-	-	-	-	-	-	-

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Unrealized gains / (losses) on financial assets measured at FVOCI and Realized gains / (losses) on disposal of financial assets measured at FVOCI of the statement of comprehensive income.

3	Total unrealized gains or losses (URGL) for the period recorded in the profit or loss during which the financial instrument was in Level III.

Information about Significant Unobservable Inputs
The table below presents information on the valuation techniques and significant unobservable inputs used in recurring fair value measurements of certain Level III financial instruments.
During 2024 and 2025, no valuation techniques or significant unobservable inputs were applied in the measurement of financial liabilities.

	Valuation technique 1	Significant unobservable input 2	December 31, 2025	Range (weighted average)	December 31, 2024	Range (weighted average)

Financial assets

Shares	Net asset value	n.a.	5	n.a.	-	n.a.

Debt securities	Broker quote	n.a.	449	n.a.	688	n.a.

	Discounted cash flow	Constant Prepayment Rate	-	-	28	21.11%

	Other	n.a.	79	n.a.	83	n.a.
			528		799

Other	Other	n.a.	1	n.a.	-	n.a.

Total FVOCI			533		799

Shares	Net asset value	n.a.	50	n.a.	83	n.a.

	Broker quote	n.a.	4	n.a.	3	n.a.

Debt securities	Broker quote	n.a.	96	n.a.	94	n.a.

	Other	n.a.	14	n.a.	13	n.a.
			164		193

Investment funds	Net asset value	n.a.	3,220		3,633

Tax credit investments	Discounted cash flow	Discount rate	766	6.71%	823	6.72%

Loans	Other	n.a.	82		82

Total FVPL			4,068		4,538

Total financial assets 3			4,765		5,530

1	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
2
Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available. Refer to the section Fair value measurement in this note for a detailed description of Aegon’s methods of determining fair value and the valuation techniques.

3
Investments where the policyholder bears the risk are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Assets where the policyholder bears the risk, and their returns, belong to policyholders and do not impact Aegon’s net result or equity. The effect on total assets is offset by the effect on total liabilities.

Carrying Values and Estimated Fair Values of Assets and Liabilities
The following table presents the carrying amount and estimated fair values of assets and liabilities, excluding assets and liabilities that are carried at fair value on a recurring basis.

		Estimated fair value hierarchy			Total estimated fair

On December 31, 2025	Carrying amount	Level I	Level II	Level III	value

Assets

Debt securities - held at amortized cost	36	36	-	-	36

Loans - held at amortized cost	9,672	-	1	8,901	8,902

Deposits with financial institutions - held at amortized cost	11	11	-	-	11

Liabilities

Subordinated borrowings - held at amortized cost	1,461	692	620	-	1,312

Trust pass-through securities - held at amortized cost	99	-	118	-	118

Borrowings – held at amortized cost	1,982	837	1,221	-	2,059

Investment contracts - held at amortized cost	12,652	-	-	9,473	9,473

December 31, 2024

Assets

Debt securities - held at amortized cost	36	36	-	-	36

Loans - held at amortized cost	10,598	-	1	9,379	9,380

Deposits with financial institutions - held at amortized cost	11	11	-	-	11

Liabilities

Subordinated borrowings - held at amortized cost	1,653	763	727	-	1,490

Trust pass-through securities - held at amortized cost	113	-	133	-	133

Borrowings – held at amortized cost	3,013	867	2,209	-	3,076

Investment contracts - held at amortized cost	12,592	-	-	9,432	9,432

Carrying Values and Estimated Fair Values of Assets and Liabilities
The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as fair value through profit or loss.

		2025		2024

	Trading	Designated	Trading	Designated

Investments - Aegon risk	7,306	2,066	7,661	2,356

Investments - Policyholder risk	-	216,251	-	218,281

Derivatives with positive values not designated as hedges	390	-	606	-

Total financial assets measured at FVPL	7,695	218,317	8,267	220,637

Investment contracts without DPF - Policyholder risk	-	85,161	-	79,078

Derivatives with negative values not designated as hedges	597	-	1,331	-

Total financial liabilities measured at FVPL	597	85,161	1,331	79,078

Summary of Gains and losses recognized in the income statement on financial assets and financial liabilities
Gains and losses on financial assets and financial liabilities classified at fair value through profit or loss
Gains and losses recognized in the income statement on financial assets and financial liabilities classified as fair value through profit or loss can be summarized as follows:

	2025		2024

	Trading	Designated	Trading	Designated

Net gains and (losses)	195	25,783	(1,643)	20,912